Vanguard FTSE All-World ex-US Small-Cap Index Fund Investment Objectives and Goals - Institutional Prospectus [Member] - Vanguard FTSE All-World ex-US Small-Cap Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard FTSE All-World ex-US Small-Cap Index Fund (the “Fund”) seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.